UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2007


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.



Schedule of Investments
December 31, 2007

Corporate Bonds & Notes                                                                                              Value
Name of Issuer                                                                            Principal                (Note B)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Advertising - 2.96%
---------------------------------------------------------------------------------------------------------------------------
      Interpublic Group Co. Notes, 7.25%, 8/15/11                                          $ 29,900,000       $ 28,890,875


Automobile & Truck - 4.12%
---------------------------------------------------------------------------------------------------------------------------
      Collins and Aikman Products, 10.75%, 12/31/11 (a)                                      20,000,000             50,000
      Dana Credit Corp., 7.91%, 8/16/07 (b) (c) (d)                                           1,040,274          1,035,072
      Dana Credit Corp., 6.59%, 12/01/07 (b) (c)                                              1,074,949          1,069,575
      Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06 (a) (d)                            36,950,000         21,985,250
      Dura Operating Corp. Senior Unsecured Notes, Series B, 8.625%, 4/15/12 (a)             35,310,000          5,119,950
      United Rentals NA, Inc. Senior Notes, 6.5%, 2/15/12                                    12,000,000         10,890,000
                                                                                                        ------------------
                                                                                                                40,149,847

Broadcast Cable TV - 6.62%
---------------------------------------------------------------------------------------------------------------------------
      Charter Comm. Opt. LLC Senior Secured Notes, Series 144A, 8%, 4/30/12 (e)              40,000,000         38,600,000
      Charter Comm. Opt. LLC Senior Secured Notes, Series 144A, 8.375%, 4/30/14 (e)           5,000,000          4,837,500
      Clear Channel Communications Senior Notes, 4.625%, 1/15/08                              6,495,000          6,491,460
      Paxson Comm. Corp. Senior Secured Notes, Series 144A, FRN, 8.4925%, 1/15/12 (e)        15,000,000         14,606,250
                                                                                                        ------------------
                                                                                                                64,535,210


Building & Construction - 1.54%
---------------------------------------------------------------------------------------------------------------------------
      Associated Materials, Inc. Notes, 9.75%, 4/15/12                                       14,750,000         15,045,000


Chemicals - 4.29%
---------------------------------------------------------------------------------------------------------------------------
      Nova Chemicals Corp. Notes, 7.4%, 4/01/09                                              14,250,000         14,392,500
      Polyone Corp. Senior Notes, 8.875%, 5/01/12                                            20,000,000         20,350,000
      Reichhold Industries, Inc. Senior Notes, Series 144A, 9%, 8/15/14 (e)                   5,195,000          5,169,025
      Sterling Chemical, Inc., Series 144A, 10.25%, 4/01/15 (e)                               2,000,000          1,997,500
                                                                                                        -------------------
                                                                                                                41,909,025


Drug Stores - 1.07%
---------------------------------------------------------------------------------------------------------------------------
      Rite Aid Corp. Notes, 7.5%, 1/15/15                                                    11,500,000         10,407,500

Electrical Equipment - 0.67%
---------------------------------------------------------------------------------------------------------------------------
      Coleman Cable, Inc. Notes, 9.875%, 10/01/12                                             7,000,000          6,562,500


Electrical Utilities - 6.47%
---------------------------------------------------------------------------------------------------------------------------
      Mirant Americas Genr, Inc. Senior Unsecured Notes, 8.3%, 5/01/11                       27,000,000         27,067,500
      Orion Power Holdings, Inc. Senior Unsecured Notes, 12%, 5/01/10                        33,000,000         35,970,000
                                                                                                        -------------------
                                                                                                                63,037,500


Energy/Natural Resources - 15.94%
---------------------------------------------------------------------------------------------------------------------------
      Clayton Williams Energy Notes, 7.75%, 8/01/13                                          14,430,000         12,626,250
      CMS Energy Corp. Senior Notes, 8.5%, 4/15/11                                           13,857,000         14,926,899
      Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12                                 10,300,000          9,707,750
      Forest Oil Corp. Senior Unsecured Notes, 7.75%, 5/01/14                                11,604,000         11,778,060
      Forest Oil Corp. Notes, 8%, 12/15/11                                                   16,890,000         17,565,600
      Frontier Oil Corp. Notes, 6.625%, 10/01/11                                              6,668,000          6,634,660
      Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14                                          11,996,000         12,115,960
      Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (f)                                             20,000,000         20,167,460
      Parker Drilling Co. Notes, 9.625%, 10/01/13                                            16,463,000         17,491,938
      Stone Energy Corp. Senior Sub. Notes, 8.25%, 12/15/11                                  18,296,000         18,296,000
      W & T Offshore, Inc. Notes, Series 144A, 8.25%, 6/15/14 (e)                            15,000,000         14,062,500
                                                                                                        ------------------
                                                                                                               155,373,077

Entertainment - 7.07%
---------------------------------------------------------------------------------------------------------------------------
      AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                                 23,780,000         22,353,200
      Cinemark, Inc. Senior Discount Notes, 0/9.75%, 3/15/14 (g)                             50,000,000         46,562,500
                                                                                                        ------------------
                                                                                                                68,915,700


Financial Services - 5.23%
---------------------------------------------------------------------------------------------------------------------------
      Finova Group, Inc. Notes, 7.5%,  11/15/09                                               4,360,745            708,621
      SLM Corp. Notes Series A, 3.625%, 3/17/08                                              50,737,000         50,312,230
                                                                                                        -------------------
                                                                                                                51,020,851


Food Processing - 5.05%
---------------------------------------------------------------------------------------------------------------------------
      B&G Foods, Inc. Notes, 8%, 10/01/11                                                     1,000,000            980,000
      Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                     14,150,000         12,416,625
      Chiquita Brands Intl. Senior Unsub. Notes, 8.875%, 12/01/15                            22,500,000         20,362,500
      Dean Foods Co. Senior Unsecured Notes, 6.625%, 5/15/09                                 13,032,000         12,901,680
      Mrs. Fields Brands Financing Notes, 9%, 3/15/11                                         3,500,000          2,590,000
                                                                                                        -------------------
                                                                                                                49,250,805

Gaming - 11.13%
---------------------------------------------------------------------------------------------------------------------------
      MGM Mirage, Inc. Senior Unsecured Notes, 8.5%, 9/15/10                                 22,505,000         23,348,937
      Mandalay Resort Group Senior Sub. Notes, 9.375%, 2/15/10                               10,000,000         10,350,000
      Park Place Entertainment Unsecured Notes, 7.5%, 9/01/09                                17,000,000         18,061,667
      Trump Entertainment Resorts, Inc. Senior Secured Notes, 8.5%, 6/01/15                  69,914,327         53,222,281
      Wimar Opco LLC / Fin. Corp. Senior Sub Notes, 9.625%, 12/15/14                          5,535,000          3,514,725
                                                                                                        ------------------
                                                                                                               108,497,610


Grocery Stores / Distributors - 0.11%
---------------------------------------------------------------------------------------------------------------------------
      Fleming Co., Inc. Notes, 10.125%, 4/01/08 (a)                                          15,000,000            675,000
      Fleming Co., Inc. Senior Unsecured Notes, 9.25%, 6/15/10 (a)                            8,309,000            373,905
                                                                                                        ------------------
                                                                                                                 1,048,905

Health Care Diversified - 0.01%
---------------------------------------------------------------------------------------------------------------------------
      Global Health Sciences Co. Notes, 11%, 5/01/08 (a) (b)                                  4,667,424             62,077


Home Furnishings - 0.26%
---------------------------------------------------------------------------------------------------------------------------
      Norcraft Cos LP Notes, 9%, 11/01/11                                                     2,500,000          2,537,500


Independent Power Producer - 6.60%
---------------------------------------------------------------------------------------------------------------------------
      Calpine Corp. Senior Secured Notes, Series 144A, 8.5%, 7/15/10 (e)                     27,000,000         28,890,000
      Calpine Corp. Senior Secured Notes, Series 144A, 8.75%, 7/15/13  (e)                   23,000,000         24,725,000
      NRG Energy, Inc. Notes, 7.25%, 2/01/14                                                  5,000,000          4,875,000
      NRG Energy, Inc. Notes, 7.375%, 1/15/17                                                 6,000,000          5,850,000
                                                                                                        ------------------
                                                                                                                64,340,000


Machine / Tools - 1.26%
---------------------------------------------------------------------------------------------------------------------------
      Thermadyne Holdings Corp. Notes, 9.25%, 2/01/14                                        13,513,000         12,296,830


Marketing / Sales - 1.23%
---------------------------------------------------------------------------------------------------------------------------
      Harry and David Operations Notes, 9%, 3/01/13                                          13,000,000         11,960,000


Metals & Mining - 0.26%
---------------------------------------------------------------------------------------------------------------------------
      Kaiser Aluminum & Chemical Corp. Notes, 12.75%, 2/01/03 (a) (b) (d)                    46,230,000          2,579,634
      LTV Steel Co., Inc. Senior Unsecured Notes, 8.2%, 9/15/07 (a) (d)                       7,776,278                 78
      LTV Steel Co., Inc. Unsecured Senior Sub. Notes, 11.75%, 11/15/09 (a)                   7,286,184                 73
      National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06 (a) (b) (d)                    495,425              2,477
                                                                                                        ------------------
                                                                                                                 2,582,262




Packaging & Container - 10.00%
---------------------------------------------------------------------------------------------------------------------------
      Constar International, FRN 8.24375%, 2/15/12                                           12,500,000         11,750,000
      Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12                                          4,000,000          3,940,000
      Pliant Corp. Senior Secured PIK Notes, 11.625%, 6/15/09                                26,555,132         27,086,235
      Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09                                    25,000,000         20,625,000
      Stone Container Senior Notes, 8.375%, 7/01/12                                           6,000,000          5,955,000
      Tekni-Plex, Inc. Senior Secured Notes, 10.875%, 8/15/12                                 2,000,000          2,145,000
      Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13                                 27,500,000         25,987,500
                                                                                                        ------------------
                                                                                                                97,488,735

Paper/Forest Products - 2.83%
---------------------------------------------------------------------------------------------------------------------------
      American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (a) (b) (d)       14,061,292            210,919
      Scotia Pacific Co. LLC Senior Secured Notes, Series B, 7.11%, 1/20/14 (a)               8,500,000          6,927,500
      Scotia Pacific Co. LLC Senior Secured, Series B, 7.71%, 1/20/14 (a)                    24,900,000         20,456,944
                                                                                                        ------------------
                                                                                                                27,595,363

Publishing - 1.52%
---------------------------------------------------------------------------------------------------------------------------
      Houghton Mifflin Co. Unsecured Notes, 7.2%, 3/15/11                                    15,000,000         14,812,500


Retail Food Chains - 0.11%
---------------------------------------------------------------------------------------------------------------------------
      Denny's Corp. Holding, Inc. Notes, 10%, 10/01/12                                          455,000            437,369
      Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (a) (b)                                 1,406,156            660,893
                                                                                                        -------------------
                                                                                                                 1,098,262


Textiles - 0.00%
---------------------------------------------------------------------------------------------------------------------------
      West Point Stevens, Inc. Senior Unsecured Notes, 7.875%, 6/15/05 (a) (d)               25,725,000              2,572
      West Point Stevens, Inc. Senior Unsecured Notes, 7.875%, 6/15/08 (a)                   11,750,000              1,175
                                                                                                        ------------------
                                                                                                                     3,747


Transportation - 0.84%
---------------------------------------------------------------------------------------------------------------------------
      Petro Stopping Center Notes, 9%, 2/15/12                                                7,804,000          8,155,180


      Total Corporate Bonds & Notes -   (cost - $1,204,638,787)                                               $947,576,861
                                                                                                        -------------------


Convertible Bonds                                                                                                    Value
Name of issuer                                                                            Principal                (Note B)
---------------------------------------------------------------------------------------------------------------------------
Convertible Bonds - 0.01%
---------------------------------------------------------------------------------------------------------------------------
      Eurotunnel  Group Tier 1, 3%, 7/28/08 GBP                                                     $74            $31,163
      Eurotunnel  Group Tier 2, 3%, 7/28/09 GBP                                                      74             28,968
      Eurotunnel  Group Tier 3, 3%, 7/28/10 GBP                                                      74             29,105
      Eurotunnel Group NRS II 6%, 7/28/10 GBP                                                        83             21,062
                                                                                                        ------------------
      Total Convertible Bonds -  0.01% (cost - $106,287)                                                          $110,298
                                                                                                        ------------------



Foreign Bonds                                                                                                        Value
Name of issuer                                                                            Principal                (Note B)
---------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.40%
---------------------------------------------------------------------------------------------------------------------------
      Republic of Argentina GDP Linked Security, FRN, 12/15/35                               34,386,574          3,954,456
                                                                                                        ------------------
      Total Foreign Bonds -  (cost - $1,423,421)                                                                $3,954,456
                                                                                                        -------------------



                                                                                          Number of                  Value
Stocks                                                                                      Shares                 (Note B)
Name of issuer
---------------------------------------------------------------------------------------------------------------------------
Common Stock - 11.89%
---------------------------------------------------------------------------------------------------------------------------
      American Restaurant Group, Inc. (b) (h)                                                   710,555            $78,161
      Amtrol, Inc. (b) (h)                                                                      640,565          5,124,520
      Chubb Corp.                                                                               444,720         24,272,818
      Core-Mark Holding Co., Inc. (h)                                                           241,361          6,931,888
      Darling International, Inc. (h)                                                           316,630          3,660,243
      General Chemical (b) (c) (h)                                                                1,077          1,077,000
      Holdco (b) (c) (h)                                                                         62,100            589,950
      International Airline Support Group (h)                                                   219,540              2,195
      JPMorgan Chase & Co.                                                                      370,000         16,150,500
      Kaiser Aluminum Corp. (h)                                                                  39,757          3,159,886
      Kronos Worldwide, Inc.                                                                    270,700          4,723,715
      MAXXAM, Inc. (h)                                                                          200,000          5,610,000
      NL Industries                                                                             510,200          5,831,586
      Ormet Corp. (c) (h)                                                                       337,860            844,650
      The Penn Traffic Co. (h)                                                                  164,352          2,218,752
      Planet Hollywood International, Inc. (b) (c) (h)                                            2,402                 24
      Polymer Group, Inc., Class A (h)                                                          843,103         17,705,163
      Prandium (h)                                                                              869,935                174
      Romacorp, Inc. (b) (c) (h)                                                                 82,220          3,288,800
      Safelite Realty Corp. (b) (c) (h)                                                           7,403             25,910
      Sterling Chemical, Inc. (h)                                                               250,827          4,389,473
      Tokheim (c) (h)                                                                           180,224                541
      Viskase Cos., Inc. (c) (h)                                                              2,096,128          3,458,611
      WestPoint Stevens, Inc.  (h)                                                            1,600,000                640
      Zions Bancorporation                                                                      145,600          6,798,064
                                                                                                        ------------------
      Total Common Stocks -  (cost - $223,951,374)                                                            $115,943,264
                                                                                                        -------------------





Warrants                                                                                  Number of                  Value
Name of Issuer                                                                         Shares or Units             (Note B)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Warrants  - 0.36%
---------------------------------------------------------------------------------------------------------------------------
      Core-Mark Holding Co., Inc. Warrants (b) (h)                                               48,142            536,783
      Eurotunnel Group Warrants (h) EUR                                                          55,120             18,741
      General Chemical A Warrants (b) (c) (h)                                                       622            516,558
      General Chemical B Warrants (b) (c) (h)                                                       461            310,968
      Key Energy Service Warrants (b) (h)                                                        15,000          2,101,980
      Sterling Chemical, Inc. Warrants (b) (h)                                                   91,385                  1
                                                                                                        ------------------
      Total Warrants -  (cost - $9,975,865)                                                                     $3,485,031
                                                                                                        -------------------





      Total Investments -  109.85% (cost - $1,440,095,734)                                                   1,071,069,910
                                                                                                        -------------------

      Net Other Assets - (9.85%)                                                                               (96,045,567)
                                                                                                        -------------------

      Net Assets - 100%                                                                                      $ 975,024,343
                                                                                                        ===================



(a)   Non-income producing security due to default or bankruptcy filing.
(b)   Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
 (c)  All or a portion of security is restricted.  The aggregate market value of restricted securities as of December 31, 2007 is $12,217,167 , which represents 1.25% of total net assets.  All of these
      securities are deemed to be liquid. Additional information on each holding is as follows:
      Security                                               Acquisition Date                    Acquisition Cost
      Dana Credit Corp., 7.91%, 8/16/07                         01/17/07                             $ 1,053,900
      Dana Credit Corp., 6.59%, 12/01/07                        01/17/07                             $ 1,085,960
      General Chemical                                          03/31/04                             $ 3,000,000
      Holdco                                                    04/14/05                             $11,778,313
      Ormet Corp.                                               01/09/07                             $ 2,702,880
      Planet Hollywood, Inc.                                    09/26/00 - 03/30/03                  $ 450
      Romacorp, Inc.                                            11/15/06                             $ 4,118,756
      Safelite Realty Corp.                                     09/29/00                             $ 965,195
      Tokheim                                                   10/20/00                             $ -
      Viskase Cos., Inc.                                        04/03/03 - 03/21/07                  $ 1,051,606
      General Chemical A Warrants                               03/31/04                             $ -
      General Chemical B Warrants                               03/31/04                             $ -
(d)   Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(e)   Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $132,887,775 or 13.63% of net assets.
(f)   Represents a step-up coupon bond that converts to a fixed rate at a designated future date.
      The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(g)   Represents a zero coupon bond that converts to a fixed rate at a designated future date.
      The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(h)   Non-income producing security.


      PIK    Payment in Kind
      GBP    Principal denoted in British Pounds Sterling
      FRN    Floating Rate Note
      EUR    Principal denoted in Euros


Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: February 29, 2008


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: February 29, 2008




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: February 29, 2008


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: February 29, 2008




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 29, 2008             /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 29, 2008             /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)